UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813061.109

HIM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 523,566
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,123,020
		1,646,586
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,155,820
5.25% 10/1/20 (FSA Insured)	1,600,000	1,857,216
5.25% 10/1/21 (FSA Insured)	850,000	976,404
5.25% 10/1/26 (FSA Insured)	500,000	550,175
5.25% 10/1/28 (FSA Insured)	1,600,000	1,745,040
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,426,063
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,357,392
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,581,694
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,473,778
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	728,798
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,055,780
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	1,827,279
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,086,700
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	559,210
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,113,460
5.25% 12/1/22	1,500,000	1,671,180
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	211,947
		22,377,936
California - 17.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,726,912
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	20,000	20,076
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 11/1/24	$ 2,400,000	$ 2,709,864
5% 6/1/27 (AMBAC Insured)	600,000	620,604
5% 9/1/27	1,410,000	1,541,920
5% 3/1/31	1,800,000	1,888,056
5% 9/1/31	1,500,000	1,590,525
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	855,275
5% 9/1/32	1,600,000	1,687,968
5% 9/1/33	1,800,000	1,889,352
5% 9/1/35	580,000	600,776
5.25% 12/1/33	20,000	20,245
5.25% 4/1/35	2,200,000	2,386,450
5.25% 3/1/38	3,900,000	4,100,850
5.25% 11/1/40	700,000	763,714
5.5% 8/1/27	2,100,000	2,392,740
5.5% 8/1/29	2,800,000	3,159,660
5.5% 8/1/30	2,000,000	2,248,740
5.5% 3/1/40	1,000,000	1,096,490
5.6% 3/1/36	400,000	447,436
6% 3/1/33	4,250,000	4,952,865
6% 4/1/38	5,300,000	6,035,004
6% 11/1/39	11,700,000	13,563,921
6.5% 4/1/33	3,850,000	4,648,413
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	630,000	659,566
Series 2009 E, 5.625% 7/1/25	2,000,000	2,223,200
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,038,253
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	31,213
6.5% 10/1/38	1,375,000	1,560,831
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,394,355
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,795,075
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,055,980
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	$ 2,400,000	$ 2,670,000
(Dept. of Forestry & Fire Protection Proj.) Series2007 E:
5% 11/1/19	1,600,000	1,826,032
5% 11/1/21	1,760,000	1,983,115
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,059,830
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,101,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,949,764
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,741,522
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	3,905,580
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	3,190,000	3,621,224
Series 2012 G, 5% 11/1/24	650,000	740,675
Series 2005 H, 5% 6/1/18	1,425,000	1,509,004
Series 2009 G1, 5.75% 10/1/30	600,000	674,256
Series 2009 I:
6.125% 11/1/29	400,000	471,432
6.375% 11/1/34	1,000,000	1,170,340
Series 2010 A, 5.75% 3/1/30	1,000,000	1,139,690
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,810,346
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,068,750
Series 2005 A, 5.25% 7/1/24	500,000	514,030
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,301,651
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. 5% 6/1/45 (FSA Insured)	105,000	104,008
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,135,940
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,557,400
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	314,073
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,591,232
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	$ 2,000,000	$ 2,286,580
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,030,620
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,084,770
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,778,175
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,141,174
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	409,330
Series B, 0% 8/1/39	3,700,000	994,893
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	417,328
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,446,620
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,058,020
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,428,272
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,207,947
Series 2008 E:
0% 7/1/47 (a)	1,300,000	471,510
0% 7/1/49	4,600,000	646,438
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,205,974
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	317,965
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	855,480
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	95,032
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,566,931
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	305,763
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	841,670
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,330,000	$ 2,487,764
Series 2009 O:
5.25% 5/15/39	500,000	532,870
5.75% 5/15/30	5,985,000	6,798,182
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,146,310
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,094,260
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,134,925
Series A, 5% 7/1/15	1,025,000	1,077,931
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	752,563
Series 2012, 5% 8/1/26	2,000,000	2,232,680
		159,515,720
Colorado - 0.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,052,868
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,103,402
Colorado Health Facilities Auth. Rev.:
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,056,960
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	522,059
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,159,140
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,185,690
Series 2010 A, 0% 9/1/41	2,000,000	379,480
Series 2010 C, 5.25% 9/1/25	1,000,000	1,065,040
		8,524,639
Connecticut - 0.4%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	3,350,000	3,360,787
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 1.8%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	$ 1,860,000	$ 2,016,854
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	510,090
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,740,928
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	934,480
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,809,648
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,659,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	733,838
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,929,463
		16,335,001
Florida - 6.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,073,990
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,500
Series 2012 A, 5% 7/1/24	4,400,000	4,965,708
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,622,520
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,649,400
5% 6/1/17 (FSA Insured)	1,000,000	1,127,570
Series 2011 A1, 5% 6/1/20	1,000,000	1,155,450
Series 2012 A1, 5% 6/1/21	1,500,000	1,713,840
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,849,510
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	876,096
Series 2006 E, 5% 6/1/35	700,000	763,077
Series A, 5.5% 6/1/38	400,000	435,756
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,022,690
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,015,890
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	$ 600,000	$ 658,224
Series 2009 A, 6.25% 10/1/31	500,000	560,165
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	75,816
Series 2006 G:
5% 11/15/16	95,000	106,385
5.125% 11/15/18	965,000	1,079,131
Series 2008 B, 6% 11/15/37	2,000,000	2,219,620
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,023,211
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,437,591
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	918,918
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,352,780
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	800,000	810,352
Series 2009 B, 5% 10/1/18 (Pre-Refunded to 4/1/14 @ 100)	3,295,000	3,319,844
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,089,300
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	1,050,000	1,102,626
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,555,455
5.5% 10/1/30	1,000,000	1,086,230
Series 2012 A:
5% 10/1/21 (c)	1,900,000	2,133,263
5% 10/1/22 (c)	1,000,000	1,116,670
5% 10/1/31 (c)	1,500,000	1,524,135
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	840,488
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,201,240
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,724,920
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,178,645
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	$ 1,000,000	$ 1,043,010
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	568,225
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,100,000	1,174,492
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	525,605
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,519,014
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	452,320
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,352,623
		63,144,295
Georgia - 3.0%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,566,790
6.25% 11/1/39	3,500,000	3,998,225
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,238,874
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	1,400,000	1,346,968
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	911,328
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,491,264
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,424,990
6.125% 9/1/40	1,605,000	1,613,089
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,622,418
Series GG, 5% 1/1/23	800,000	925,560
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,053,969
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,662,975
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	$ 2,600,000	$ 2,729,532
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,913,789
		27,499,771
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,250,000	1,362,500
Idaho - 0.4%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,597,195
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,332,876
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	448,964
		3,379,035
Illinois - 17.2%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,225,913
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	867,480
Series 2012 A, 5% 12/1/42	3,400,000	3,283,992
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,968,813
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,815,634
Series 2008 A, 5.25% 1/1/21	1,160,000	1,251,489
Series 2008 C, 5% 1/1/34	300,000	300,114
Series 2009 A, 5% 1/1/22	600,000	651,288
Series 2012 A:
5% 1/1/33	800,000	803,072
5% 1/1/34	455,000	455,273
Series 2012 C, 5% 1/1/23	200,000	215,400
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	14,432
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,077,440
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,405,000	1,476,191
Series 2011 C, 6.5% 1/1/41	2,300,000	2,608,246
Series 2013 D, 5% 1/1/27	2,200,000	2,336,268
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,337,063
Series 2013 A:
5.5% 1/1/33	500,000	533,405
5.75% 1/1/38	1,000,000	1,069,260
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,484,140
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	681,181
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	448,928
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,161,890
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,132,390
Series 2010 A, 5.25% 11/15/33	3,250,000	3,358,193
Series 2012 C:
5% 11/15/24	1,700,000	1,884,416
5% 11/15/25	2,600,000	2,847,130
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,266,978
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,666,016
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,119,230
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,246,968
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,323,010
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,455,000	1,470,539
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,581,646
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	$ 1,930,000	$ 2,004,710
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,569,713
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,518,050
5.375% 5/15/30	1,100,000	1,145,342
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	2,874,177
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,655,985
Series 2009 D, 6.625% 11/1/39	1,445,000	1,595,266
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,061,520
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,815,000	4,021,010
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	300,000	303,705
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,147,531
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,247,960
Series 2008 A, 5.625% 1/1/37	5,110,000	5,234,531
Series 2009 A, 7.25% 11/1/38	1,330,000	1,551,645
Series 2009:
6.875% 8/15/38	80,000	86,844
7% 8/15/44	2,850,000	3,103,650
Series 2010 A:
5.5% 8/15/24	540,000	574,376
5.75% 8/15/29	360,000	380,797
Series 2010, 5.25% 8/15/36	1,510,000	1,524,662
Series 2012 A:
5% 5/15/20	500,000	552,590
5% 5/15/23	300,000	322,917
Series 2012:
4% 9/1/32	915,000	794,870
5% 9/1/32	1,900,000	1,927,721
5% 9/1/38	2,000,000	1,942,080
5% 11/15/43	820,000	797,655
Series 2013:
5% 11/15/24	500,000	545,960
5% 5/15/43	1,700,000	1,556,146
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,068,960
Series 2006:
5% 1/1/19	1,000,000	1,135,990
5.5% 1/1/31	1,000,000	1,063,630
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	558,900
5% 1/1/23 (FSA Insured)	1,300,000	1,405,339
Series 2012 A, 5% 1/1/33	800,000	809,336
Series 2012:
5% 8/1/19	465,000	530,681
5% 8/1/21	400,000	451,300
5% 3/1/23	1,000,000	1,097,290
5% 8/1/23	700,000	767,564
5% 3/1/36	1,000,000	1,005,900
Series 2013, 5% 1/1/22	2,175,000	2,386,541
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,060,780
5.25% 5/15/32 (FSA Insured)	360,000	370,940
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	741,489
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,715,660
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	947,760
Series 2007, 6.5% 1/1/20 (AMBAC Insured) (Pre-Refunded to 1/1/20 @ 100)	1,100,000	1,360,238
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	230,864
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	731,355
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,430,282
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	540,920
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,710,000	$ 3,278,453
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	669,640
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,458,412
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	310,705
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	993,767
0% 6/15/44 (FSA Insured)	4,700,000	830,772
0% 6/15/45 (FSA Insured)	2,600,000	434,096
0% 6/15/46 (FSA Insured)	1,115,000	175,278
0% 6/15/47 (FSA Insured)	890,000	131,702
Series 2012 B:
0% 12/15/41	2,400,000	485,352
0% 12/15/51	2,900,000	317,318
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	858,948
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,901,648
0% 6/15/16 (Escrowed to Maturity)	795,000	784,570
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,813,974
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,098,650
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,119,860
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,646,683
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,320,784
Series 2009 A, 5.75% 4/1/38	2,940,000	3,226,150
Series 2010 A:
5% 4/1/25	1,000,000	1,074,920
5.25% 4/1/30	1,000,000	1,069,810
Series 2013:
6% 10/1/42	900,000	936,702
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2013:
6.25% 10/1/38	$ 900,000	$ 962,487
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	460,000	457,902
0% 11/1/16 (Escrowed to Maturity)	275,000	270,820
0% 11/1/16 (FSA Insured)	825,000	793,642
0% 11/1/19 (Escrowed to Maturity)	790,000	718,908
0% 11/1/19 (FSA Insured)	5,085,000	4,335,013
		158,893,526
Indiana - 2.7%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	400,000	407,236
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,369,293
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,026,300
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,089,480
Series 2012:
5% 3/1/30	675,000	688,446
5% 3/1/41	1,290,000	1,261,865
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A, 5% 10/1/24	400,000	457,948
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	957,550
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (c)	1,000,000	1,083,240
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,730
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,377,309
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,150,579
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	742,929
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,089,844
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	758,625
		24,533,374
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	58,042
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,286,004
		1,344,046
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,069,879
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	359,897
5.25% 11/15/16	955,000	1,022,633
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,073,740
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	855,567
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	340,830
5% 11/15/17 (Escrowed to Maturity)	500,000	580,015
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,157,344
		8,459,905
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,067,760
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	2,500,000	2,690,250
Series 2010 A, 5% 2/1/30	1,000,000	1,009,780
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	$ 500,000	$ 518,150
5.75% 10/1/38	1,355,000	1,420,663
		6,706,603
Louisiana - 1.3%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,764,098
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	400,000	443,952
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,651,616
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,610
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (c)	1,570,000	1,725,367
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,320
Series 2012, 5% 12/1/23	2,250,000	2,452,433
0% 9/1/15 (AMBAC Insured)	700,000	669,431
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,358,760
		12,148,587
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,193,643
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,371,110
		2,564,753
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	541,950
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	970,307
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,113,580
Series 2010, 5.125% 7/1/39	900,000	918,036
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 490,000	$ 519,679
6% 1/1/38	2,800,000	3,014,144
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,010,310
Series 2010, 5.625% 7/1/30	500,000	487,180
		8,575,186
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,564,332
Series 2011 I, 6.75% 1/1/36	1,000,000	1,124,660
Series 2013 B4, 3.5% 11/15/16	900,000	899,730
5.5% 7/1/44	1,100,000	1,080,805
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,473,812
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,044,580
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	661,014
		8,848,933
Michigan - 2.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,135,706
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,077,360
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,527,392
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,569,015
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,807,578
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,061,590
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,637,866
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	539,330
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,174,272
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	$ 1,100,000	$ 943,789
5% 6/1/21	350,000	383,163
5% 6/1/27	500,000	508,475
5% 6/1/39	925,000	836,413
Series 2012, 5% 11/15/42	2,175,000	2,164,973
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,081,180
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,834,725
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	721,680
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,051,660
		24,056,167
Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,640,007
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,129,460
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,242,813
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,102,618
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,702,832
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,059,220
St. Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,417,598
		9,294,548
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	859,087
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,909,350
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.66% 12/1/17 (b)	$ 1,100,000	$ 1,048,652
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,397,136
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,337,774
		3,783,562
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,118,890
5.625% 7/1/32	3,000,000	3,313,500
		4,432,390
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,830,000	1,902,797
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,110,527
Series 2012:
4% 7/1/32	400,000	349,592
5% 7/1/27	500,000	521,225
		3,884,141
New Jersey - 2.9%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,077,730
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,091,330
Series 2012, 5% 6/15/21	800,000	903,824
Series 2013 NN, 5% 3/1/27	11,810,000	12,907,621
Series 2013:
5% 3/1/23	2,200,000	2,512,422
5% 3/1/24	3,000,000	3,386,940
5% 3/1/25	300,000	335,208
6% 12/15/34	1,075,000	1,197,679
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,728,662
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 469,900
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,019,350
		26,630,666
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,331,740
New York - 8.5%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	2,886,273
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	187,621
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,689,225
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,277,900
Series 2009 I1, 5.625% 4/1/29	600,000	686,712
Series 2012 A1, 5% 8/1/24	1,300,000	1,474,161
Series 2012 E, 5% 8/1/24	5,000,000	5,671,500
Series 2012 G1, 5% 4/1/25	2,500,000	2,813,025
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	658,524
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	412,256
5% 6/15/38	1,300,000	1,339,832
5% 6/15/39	500,000	515,045
Series 2009 A, 5.75% 6/15/40	2,300,000	2,571,630
Series 2009 CC, 5% 6/15/34	2,100,000	2,217,579
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,252,690
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,289,760
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,110,310
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,738,600
5.25% 1/15/39	1,000,000	1,075,980
Series 2009 S4:
5.5% 1/15/39	850,000	938,324
5.75% 1/15/39	1,600,000	1,788,288
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	$ 2,400,000	$ 2,551,032
Series 2008 B, 5.75% 3/15/36	3,400,000	3,867,500
Series 2009 A, 5% 2/15/34	1,100,000	1,175,449
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	100,000	107,096
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,388,250
Series 2009 B, 5% 11/15/34	1,200,000	1,264,452
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,251,253
Series 2008 A, 5.25% 11/15/36	3,700,000	3,835,494
Series 2008 C, 6.5% 11/15/28	1,000,000	1,178,050
Series 2010 D, 5.25% 11/15/40	1,400,000	1,460,648
Series 2012 D, 5% 11/15/25	4,600,000	5,121,042
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,546,650
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,693,504
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,683,480
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,228,315
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	2,075,845
5% 6/1/21	800,000	868,056
		77,891,351
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (c)	1,000,000	1,109,600
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	815,632
5% 11/1/30 (FSA Insured)	1,275,000	1,316,119
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,272,263
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,701,648
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	$ 1,000,000	$ 1,064,260
Series 2010 B, 5% 1/1/20	1,300,000	1,514,617
		9,794,139
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	779,310
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,343,838
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,256,646
		4,379,794
Ohio - 1.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	857,000
5% 6/1/17	925,000	1,012,801
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,055,280
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,393,524
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	1,548,560
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	434,300
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	546,962
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,500,000	1,627,980
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,510,852
		9,987,259
Oklahoma - 1.0%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,787,666
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,178,918
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	$ 1,775,000	$ 1,804,305
Series 2012, 5% 2/15/21	400,000	463,800
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,654,470
		8,889,159
Oregon - 0.3%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,211,220
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,199,010
		2,410,230
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,200,947
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,297,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	1,400,000	1,428,098
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	575,205
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	468,336
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	876,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	658,560
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,059,299
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,506,584
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,275
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,717
Ninth Series, 5.25% 8/1/40	800,000	808,752
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	697,890
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 200,000	$ 206,728
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,896,550
		17,332,885
Puerto Rico - 0.1%
Puerto Rico Pub. Bldg. Auth. Rev. Series N, 5.5% 7/1/22	1,100,000	788,821
Rhode Island - 0.1%
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (c)	780,000	801,263
South Carolina - 1.8%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,117,270
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,112,196
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,475,894
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,042,050
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	2,946,325
Series 2013 E, 5.5% 12/1/53	2,700,000	2,803,572
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,230,350
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,071,894
		16,799,551
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,600,845
5% 12/15/16	1,500,000	1,632,360
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,055,750
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	$ 1,805,000	$ 1,909,600
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (c)	1,600,000	1,831,568
		8,030,123
Texas - 9.8%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,148,620
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,368,250
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,545,424
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,811,616
5.25% 7/15/18 (FSA Insured)	1,000,000	1,133,710
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	3,998,928
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (c)	2,500,000	2,572,825
Series 2009 A, 5% 11/1/24	1,000,000	1,105,490
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	351,180
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,391,556
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	1,000,000	1,008,120
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,400,850
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,243,200
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	724,100
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (c)	1,250,000	1,328,563
Series 2012 A, 5% 7/1/23 (c)	600,000	651,822
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,873,476
Judson Independent School District 5% 2/1/24 (FSA Insured)	295,000	295,761
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 700,000	$ 753,669
Lewisville Independent School District 0% 8/15/19	2,340,000	2,126,311
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,164,493
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	210,392
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	26,746
Mansfield Independent School District 5.5% 2/15/17	25,000	25,103
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (b)	1,000,000	1,091,020
Series 2008 A, 6% 1/1/24	2,000,000	2,247,760
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,194,842
Series 2009 A, 6.25% 1/1/39	1,800,000	2,006,676
Series 2011 A:
5.5% 9/1/41	500,000	542,785
6% 9/1/41	1,200,000	1,345,428
Series 2011 D, 5% 9/1/28	2,300,000	2,532,507
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,512
Series 2007, 5.375% 8/15/37	2,000,000	2,163,440
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (c)	2,505,000	2,832,654
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,118,540
Series 2012, 5.25% 2/1/25	800,000	964,112
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,345,840
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,243,594
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,306,334
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	426,835
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29	560,000	609,319
Series 2006, 5% 4/1/27	1,000,000	1,069,530
Series 2008, 5% 4/1/25	800,000	898,280
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,085,601
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,751,706
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,325,208
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,291,247
Series 2013, 6.75% 6/30/43 (c)	2,400,000	2,554,656
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	600,000	603,246
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,127,260
5% 4/1/23	1,500,000	1,687,890
5% 4/1/25	600,000	672,168
5% 4/1/26	800,000	892,264
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,839,056
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	1,000,000	1,085,930
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,865,574
5.5% 2/15/37	2,100,000	2,291,940
		90,693,959
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	966,994
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,280,700
		2,247,694
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,762,786
Virginia - 0.2%
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	1,800,000	1,648,566
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.8%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 958,500
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,950,000	1,995,026
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,125,140
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	3,946,860
Series 2009, 5.25% 1/1/42	1,000,000	1,069,380
Series 2010, 5% 1/1/50	1,300,000	1,348,958
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (c)	560,000	616,930
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,029,670
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,664,985
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,098,000
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,134,824
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,366,030
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,077,230
(Overlake Hospital Med. Ctr.) Series 2010, 5.7% 7/1/38	2,270,000	2,348,519
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,494,332
		26,274,384
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,055,750
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	524,700
5.75% 7/1/30	500,000	545,160
Series 2013 B, 5% 7/1/36	925,000	945,859
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	$ 1,000,000	$ 1,010,580
Series 2012, 5% 6/1/39	190,000	189,445
		3,215,744
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,852,014
TOTAL MUNICIPAL BONDS (Cost $861,135,858)		903,258,306
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,641,183)	1,500,000	1,670,475
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $862,777,041)		904,928,781
NET OTHER ASSETS (LIABILITIES) - 1.8%		16,241,480
NET ASSETS - 100%		$ 921,170,261
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $862,266,471. Net unrealized appreciation aggregated $42,662,310, of which $52,362,046 related to appreciated investment securities and $9,699,736 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014